Debt -10Q - Schedule of Notes Payable (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total current	$ 15,425,081	$ 10,627,950	$ 10,164,013
Total	21,627,540	22,109,820
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total current	8,699,609	7,426,814	4,473,489
Long-term debt	4,058,411	7,215,520	5,640,051
Secured Debt and Notes Payable
Debt Instrument [Line Items]
Long-term debt	2,144,048	4,266,350	8,426,105
Secured Debt
Debt Instrument [Line Items]
Total current	76,072	68,410	61,640
Related party term notes, current portion
Debt Instrument [Line Items]
Total current	555,000	0
Notes Payable
Debt Instrument [Line Items]
Total current	$ 6,094,400	3,132,726	5,628,884
Total		$ 2,062,318	$ 2,062,318